Fair value measurement - Assets and liabilities (Details) - Recurring ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Fair value measurement
Consideration payable for acquisition	¥ (12,710)
Total	(12,710)
Level 3 Inputs
Fair value measurement
Consideration payable for acquisition	(12,710)
Total	¥ (12,710)